Warrants from Public Offering (Details)	1 Months Ended					12 Months Ended
	Jul. 17, 2018 CHF (SFr) SFr / shares shares	Jan. 30, 2018 $ / shares shares	Feb. 28, 2017 CHF (SFr)	Feb. 21, 2017 CHF (SFr) shares	Feb. 21, 2017 USD ($) shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2019 USD ($) shares
Warrants from Public Offering (Details) [Line Items]
Number of shares issued							14,964,261	11,417,159	11,417,159
Transaction costs recognized in profit or loss (in Francs) | SFr								SFr 219,615
Description of fair value of warrants						The underwriter was granted a 30-day option to purchase up to 1,500,000 (pre-merger) additional common shares and/or 1,500,000 (pre-merger) additional warrants. On February 15, 2017, the underwriter partially exercised its 30-day option to purchase additional common shares and/or warrants in the amount of 1,350,000 (pre-merger) warrants.
Exercise price (in Dollars per share) | $ / shares							$ 1.2
Warrants issued						39,725
Exercise price | $ / shares							240
Fair value of warrants | $									$ 0
Revaluation of derivative description								The revaluation gain of the derivative for the twelve months ended December 31, 2021 amounted to CHF 5,085 (2020: revaluation loss of CHF 1,965). Since its initial recognition on January 30, 2018, the fair value of the warrants has decreased by CHF 2,482,514 resulting in a gain in the corresponding amount (fair value as of January 30, 2018: CHF 2,483,747).	The revaluation gain of the derivative for the twelve months ended December 31, 2021 amounted to CHF 5,085 (2020: revaluation loss of CHF 1,965). Since its initial recognition on January 30, 2018, the fair value of the warrants has decreased by CHF 2,482,514 resulting in a gain in the corresponding amount (fair value as of January 30, 2018: CHF 2,483,747).
Public offering [Member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued				10,000,000	10,000,000
Conversion ratio				0.4	0.4
Net proceeds after underwriting discounts				SFr 9.1	$ 9,100,000
Share issue related cost (in Francs) | SFr				903,919
Transaction costs recognized in equity (in Francs) | SFr				397,685
Transaction costs recognized in profit or loss (in Francs) | SFr				SFr 506,234
Gross proceeds (in Francs) | SFr			SFr 9,998,305
Warrant [Member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued				10,000,000	10,000,000
Conversion ratio		0.6		0.7	0.7
Common shares issued						7,945,000
Gross proceeds (in Francs) | SFr			5,091,817
Warrants issued		62,499				37,501
Exercise price | $ / shares		$ 100					$ 100
Fair value of warrants | SFr						SFr 0
Issued capital [member]
Warrants from Public Offering (Details) [Line Items]
Gross proceeds (in Francs) | SFr			SFr 4,906,488
Series B Warrants [member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued	224,358
Conversion ratio	0.25
Common shares issued										143,221	143,221
Exercise price | SFr / shares	SFr 7.8
Fair value of warrants | SFr	SFr 1,233							SFr 6,318
Warrants exercised for aggregate amount (in Dollars) | $											$ 1,117,125
Number of warrants exercised										143,221	143,221
Fair value of warrant exercised (in Francs) | SFr										SFr 3,005,348
Fair value of warrants description										Since its initial recognition on July 17, 2018 the fair value of the warrants has increased by CHF 2,433,099, resulting in a loss in the corresponding amounts (fair value as of July 17, 2018: CHF 572,249). On June 18, 2020, the Series B warrants expired without further warrants being exercised.	Since its initial recognition on July 17, 2018 the fair value of the warrants has increased by CHF 2,433,099, resulting in a loss in the corresponding amounts (fair value as of July 17, 2018: CHF 572,249). On June 18, 2020, the Series B warrants expired without further warrants being exercised.
Series A Warrants [member]
Warrants from Public Offering (Details) [Line Items]
Number of shares issued	314,102
Conversion ratio	0.35
Common shares issued	897,435									145,226	145,226
Warrants exercised for aggregate amount (in Dollars) | $											$ 1,132,762